Income Taxes - Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Total net income (loss)	$ 2,792	$ 2,947
Income tax expense (benefit)	495	286
Total net income (loss) before income taxes	3,287	3,233
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	871	857
Tax-exempt investment (income) loss	(253)	(260)
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(218)	(194)
Adjustments in respect of prior years, including resolution of tax disputes	(55)	104
Tax (benefit) cost of unrecognized tax losses and tax credits	15	8
Tax rate and other legislative changes	1	2
Other	24	(23)
Total income tax expense (benefit)	$ 495	$ 286
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	26.50%	26.50%
Tax-exempt investment (income) loss	(7.70%)	(8.00%)
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(6.60%)	(6.00%)
Adjustments in respect of prior years, including resolution of tax disputes	1.70%	(3.20%)
Tax (benefit) cost of unrecognized tax losses and tax credits	0.50%	0.20%
Tax rate and other legislative changes	0.00%	0.10%
Other	0.70%	(0.80%)
Effective Income tax rate	15.10%	8.80%